Schedule of Lease Obligation Maturity (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Operating Lease Obligations
2022	$ 157,800
2023	92,050
Total payments	249,850
Less: imputed interest	(28,676)
Total obligation	221,174
Less: current portion	(133,559)
Non-current capital lease obligations	$ 87,615